BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund (the “Fund”)

Supplement dated March 31, 2016
to the Prospectus
dated October 28, 2015

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

Effective March 31, 2016, Mayur Saigal assumed the role of portfolio manager for the portion of the Fund’s assets allocated to Janus Capital Management, LLC ("Janus"), replacing Gibson Smith. Darrell Watters continues to serve as a portfolio manager as well. Accordingly, the Prospectus is supplemented as follows:

1. All references to Gibson Smith are hereby deleted.

2. Mayur Saigal is added as a portfolio manager for the Fund and the following information is hereby added to the table entitled "Janus" in the sub-section entitled "Sub-advisers and Portfolio Managers – Janus" under the section entitled “Summary Section”:

Janus

Portfolio Manager(s)	Position with Janus	Length of Service to the Fund
Mayur Saigal	Portfolio Manager	Since March 31, 2016

3. Effective immediately, the following information is hereby added in the sub-section of "Sub-advisers and Portfolio Managers" related to the Fund and Janus under the section entitled “Management of the Funds”:

Mayur Saigal has been a portfolio manager of the Core Plus Bond Fund since March 31, 2016.  Mr. Saigal is a Portfolio Manager at Janus. He joined Janus in 2005 as a fixed-income analyst.  Mr. Saigal holds a Bachelor's degree in Engineering from Mumbai University and a Master's degree in Business Administration from the Thunderbird School of Global Management.

BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund (the “Fund”)

Supplement dated March 31, 2016
to the Statement of Additional Information (the "SAI")
dated October 28, 2015

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

Effective March 31, 2016, Mayur Saigal assumed the role of portfolio manager for the portion of the Fund’s assets allocated to Janus Capital Management, LLC ("Janus"), replacing Gibson Smith.  Darrell Watters continues to serve as a portfolio manager as well. Accordingly, the Prospectus is supplemented as follows:

1.	All references to Gibson Smith are hereby deleted.

2.           Mayur Saigal is added as a portfolio manager to the Fund and the following information is hereby added to the table relating to Janus under the sub-section entitled "Portfolio Managers – Other Accounts Managed by Portfolio Managers" under the section entitled “The Funds' Investment Teams”:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Firm and Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Janus
Mayur Saigal(1)	0	$0	0	$0	0	$0

(1) Provided as of December 31, 2015.